Nature of Operations	12 Months Ended
Dec. 31, 2022
Disclosure Of Nature Of Operations [Abstract]
Nature of Operations
1.
NATURE OF OPERATIONS

ASLAN Pharmaceuticals Limited (“ASLAN Cayman”) was incorporated in the Cayman Islands in June 2014 and is the listing vehicle for the listing on the Nasdaq Global Market sponsored with its issuance of American Depositary Shares (“ADSs”) in the United States. ASLAN Cayman and its subsidiaries (collectively referred to as the “Company”) is a clinical-stage immunology focused biopharmaceutical company developing innovative treatments to transform the lives of patients.

The Company’s portfolio is led by eblasakimab (also known as ASLAN004), a potential first-in-class human monoclonal antibody that binds to the IL-13 receptor, blocking signaling of two pro-inflammatory cytokines, IL-4 and IL-13 which are central to triggering symptoms of atopic dermatitis, such as redness and itching of the skin.

ASLAN Pharmaceuticals Pte. Ltd. was incorporated in Singapore in April 2010 and ASLAN Pharmaceuticals Limited was incorporated in Cayman Islands in June 2014 as the listing vehicle. The Company’s ADSs have been listed on the Nasdaq Capital Market since May 2018 and the ordinary shares were previously listed on TPEx. In August 2020, the Company’s ordinary shares ceased trading on TPEx, and in September 2020, the Company’s shareholders approved the cessation of the public company status in Taiwan, resulting in Nasdaq being the primary listing of the Company’s securities.

On September 14, 2022, ASLAN Cayman submitted to the Listing Qualifications Department of Nasdaq an application to transfer the listing of its American Depositary Shares ("ADSs") representing ordinary shares of the Company from the Nasdaq Global Market to the Nasdaq Capital Market. On September 27, 2022, the Company received notice from Nasdaq that its application to transfer listing of its ADSs had been approved. The transfer was effective at the opening of business on September 29, 2022. The Company continues to trade under the symbol "ASLN."

The Company has financed its operations to date primarily through the issuance of common shares or ADSs. The Company has incurred net losses since inception. Please refer to Notes 14 and 25(b) for details of the Company’s fund-raising activities.